Summary of Significant Accounting Policies - Concentration of Foreign Sales Risk (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Geographic Concentration Risk | Sales Revenue, Net | Non-US
Concentration Risk [Line Items]
International sales comprised of total net revenue	75.00%	76.00%	78.00%